Fair Value Measurement (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Expected dividend yield
Number of warrants	66,062	550,664
Fair value	$ 39,923	$ 3,125,393
Minimum [Member]
Risk-free interest rate	0.04%	0.16%
Expected volatility	55.12%	91.79%
Expected life (in years)	1 month 8 days	9 months 2 days
Maximum [Member]
Risk-free interest rate	1.42%	0.72%
Expected volatility	79.294%	146.03%
Expected life (in years)	3 years 4 months	4 years 11 months 3 days